UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6490
Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Greater China Fund
January 31, 2008 (Unaudited)

Common Stocks--101.1%	Shares	Value ($)

China--56.9%
Air China, Cl. H	10,000,000	8,920,892
AviChina Industry & Technology, Cl. H	110,090,000 a	24,148,779
Beijing Capital Land, Cl. H	56,892,000	24,910,154
Bengang Steel Plates, Cl. B	55,015,030	50,004,999
C.C Land Holdings	677,000	771,128
CGS Holding, Cl. B	20,250,766	22,672,036
China Communication Services, Cl. H	52,362,000 a	40,758,548
China Merchants Property Development	4,504,092	14,848,114
China Telecom, Cl. H	60,000,000	42,410,485
ChinaSoft International	26,190,000	4,476,507
Chongqing Changan Automobile, Cl. B	13,210,553	13,578,993
Dalian Refrigeration, Cl. B	16,608,167	15,209,295
Dongfeng Motor Group, Cl. H	15,008,000	9,895,058
Giant Interactive Group, ADR	1,731,900	17,163,129
Huaxin Cement, Cl. B	6,195,657	17,354,611
Hunan Non-Ferrous Metal, Cl. H	68,252,000	29,574,053
Inner Mongolia Yitai Coal, Cl. B	6,907,950	49,829,323
Lianhua Supermarket Holdings, Cl. H	15,919,000	22,280,330
Shandong Chenming Paper Holdings, Cl. B	34,583,845	35,389,248
Shanghai Forte Land, Cl. H	50,152,000	25,511,154
Shanghai Friendship Group, Cl. B	19,407,671	36,134,350
Shanghai Prime Machinery, Cl. H	37,932,000	11,625,140
Sino-Ocean Land Holdings	37,529,000 a	36,437,330
Spreadtrum Communications, ADR	1,612,000 a	15,314,000
Xinjiang Xinxin Mining Industry, Cl. H	21,886,000	14,402,760
Zijin Mining Group, Cl. H	7,244,000	8,750,884
ZTE, Cl. H	2,134,000	11,870,816
		604,242,116
Hong Kong--29.9%
BOC Hong Kong Holdings	6,000,000	15,085,273
China Agri-Industries Holdings	20,842,000	12,473,305
China Everbright	17,500,000 a	35,882,932
China Foods	24,760,000 a	16,052,951
China Oil and Gas Group	47,826,000 a	2,824,406
China Sciences Conservational Power	19,450,000 a,b	374,197
China Travel International Investment Hong Kong	54,916,000	29,941,351
CITIC International Financial Holdings	28,700,000	15,934,345
CNOOC	8,000,000	11,562,262
Comba Telecom Systems Holdings	30,000,000	8,925,065
Dynasty Fine Wines Group	54,207,000	14,122,414
Fubon Bank Hong Kong	13,286,000	9,077,509
Global Green Tech Group	1,490,000	240,836
Greentown China Holdings	16,475,300	19,930,885
HKR International	13,408,800	9,842,303
Hua Han Bio-Pharmaceutical Holdings, Cl. H	21,566,000	6,107,857
Jutual Offshore Oil Services	4,870,000	1,194,683
Lifestyle International Holdings	4,396,000	11,648,866
LK Technology Holdings	62,242,500	8,091,568
Neo-China Land Group Holdings	16,580,000	10,845,358
Regent Pacific Group	99,000,000 a	9,601,526
TCC International Holdings	14,078,000 a	10,298,389
Wasion Meters Group	23,383,000	14,305,001
Wharf Holdings	4,000,000	21,879,693
Zhuzhou CSR Times Electric, Cl. H	19,721,000	21,313,478

			317,556,453
Singapore--3.0%
Beauty China Holdings		13,000,000	10,038,525
China Sky Chemical Fibre		11,046,000	10,951,834
Yanlord Land Group		6,196,000	10,712,146
			31,702,505
Taiwan--11.2%
First Steamship		7,000,000 a	11,190,886
Gemtek Technology		9,593,014	14,502,016
KGI Securities		47,000,000	24,226,450
Motech Industries		4,000,000	23,556,757
Taiwan Semiconductor Manufacturing		10,000,000	19,031,980
Yang Ming Marine Transport		40,804,701	26,421,617
			118,929,706
United States--.1%
Far East Energy		1,730,000 a	1,159,100
Far East Energy (warrants)		625,000 a	0
			1,159,100

Total Investments (cost $1,045,112,273)		101.1%	1,073,589,880
Liabilities, Less Cash and Receivables		(1.1%)	(12,030,310)
Net Assets		100.0%	1,061,559,570

ADR - American Depository Receipts
a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Growth Fund
January 31, 2008 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)

Australia--4.5%
BHP Billiton	47,620	1,601,545
Commonwealth Bank of Australia	5,000	225,651
Sonic Healthcare	16,330	241,561
		2,068,757
Austria--.6%
OMV	3,690	265,416
Belgium--2.1%
Colruyt	1,470	370,161
InBev	7,100	585,093
		955,254
Canada--6.3%
Barrick Gold	11,600	599,139
Bombardier, Cl. B	57,800 a	285,226
EnCana	9,200	607,066
Fairfax Financial Holdings	860	280,377
First Quantum Minerals	4,758	356,648
Potash of Saskatchewan	1,680	236,678
Research In Motion	2,900 a	271,931
Talisman Energy	15,100	238,746
		2,875,811
Denmark--.8%
Carlsberg, Cl. B	3,337	352,728
Finland--3.1%
Fortum	8,450	341,959
Nokia	28,500	1,048,797
		1,390,756
France--6.8%
Alstom	2,020	408,114
AXA	9,860	338,194
BNP Paribas	5,432	537,360
Cap Gemini	4,270	232,451
Lafarge	3,071	481,694
Sanofi-Aventis	2,647	215,704
Total	7,302	529,974
Vivendi	8,400	338,232
		3,081,723
Germany--9.0%
BASF	5,810	761,167
Bayerische Motoren Werke	3,600	199,270
Daimler	2,449	191,696
E.ON	2,860	526,119
Linde	1,922	251,606
MAN	3,200	397,672
Merck	2,960	366,657
RWE	1,990	244,194
Salzgitter	1,770	279,244
ThyssenKrupp	5,300	260,485
Wacker Chemie	1,840	398,423
Wincor Nixdorf	2,940	226,325
		4,102,858
Greece--.8%
Coca-Cola Hellenic Bottling	8,980	376,734
Hong Kong--1.0%
Esprit Holdings	35,000	455,223

Ireland--1.2%
Allied Irish Banks	8,200	181,297
Kerry Group, Cl. A	13,754	369,554
		550,851
Italy--1.7%
ENI	15,102	487,682
Prysmian	15,010 a	303,462
		791,144
Japan--18.0%
Aisin Seiki	7,100	286,959
Canon	9,700	418,114
INPEX Holdings	23	215,190
KDDI	47	317,389
Kenedix	342	396,308
Marubeni	41,000	281,097
Mitsubishi	12,800	335,062
Mitsubishi Electric	41,000	381,643
Mitsui & Co.	32,000	657,798
Nikon	14,000	392,116
Nintendo	2,300	1,148,261
Nippon Sheet Glass	69,000	315,019
Nippon Yusen	36,400	296,940
Sony	8,800	420,209
Sumitomo Electric Industries	15,700	233,117
Takeda Pharmaceutical	6,900	418,490
Terumo	7,600	412,817
Toppan Printing	18,000	179,972
Toshiba	70,000	472,917
Toyota Motor	10,500	570,585
		8,150,003
Netherlands--2.5%
ASML Holding	7,597 a	202,544
European Aeronautic Defence and Space	9,320	236,250
ING Groep	22,100	719,924
		1,158,718
Norway--1.4%
Norsk Hydro	17,700	212,302
Petroleum Geo-Services	8,650	186,763
Telenor	11,800	244,421
		643,486
Singapore--.5%
Singapore Press Holdings	78,000	242,846
Spain--5.1%
ACS-Actividades de Construccion y Servicios	10,870	570,911
Banco Santander	11,250	197,453
Inditex	5,940	298,361
Telefonica	33,720	987,989
Union Fenosa	3,780	252,062
		2,306,776
Sweden--1.6%
Alfa Laval	5,400	290,775
TeliaSonera	48,000	425,408
		716,183
Switzerland--10.1%
ABB	22,650	566,293
Baloise Holding	3,350	297,164
Holcim	4,572	442,193
Nestle	3,562	1,590,796
Novartis	8,590	434,371
Roche Holding	5,045	913,371

Swatch Group	1,400	376,504
		4,620,692
United Kingdom--17.4%
Amlin	56,622	300,624
AstraZeneca	7,760	323,833
Aveva Group	14,740	291,771
British American Tobacco	24,766	868,528
Charter	16,660 a	229,187
Dana Petroleum	9,560 a	248,380
Greene King	18,100	266,876
HBOS	21,300	294,289
Land Securities Group	7,090	226,614
Michael Page International	48,990	252,540
National Grid	15,870	244,325
Next	8,990	253,439
Prudential	19,960	257,942
Royal Dutch Shell, Cl. B	6,900	238,813
SABMiller	13,930	301,221
Schroders	8,710	189,849
Scottish & Southern Energy	7,190	218,562
Shire	26,200	462,028
Tesco	77,620	639,977
Tullet Prebon	29,590	304,240
William Morrison Supermarkets	41,159	243,305
Xstrata	16,780	1,245,959
		7,902,302
United States--1.0%
iShares MSCI EAFE Index Fund	6,240	451,277
Total Common Stocks
(cost $40,051,071)		43,459,538

	Preferred Stocks--1.4%

	Germany
	Fresenius
	(cost $458,838)	8,220	642,585
		Principal
	Short-Term Investments--.1%	Amount ($)	Value ($)

	U.S. Treasury Bills;
	4.12%, 3/20/08
	(cost $54,797)	55,000 [b]	54,873

	Other Investment--2.1%	Shares	Value ($)

	Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $945,000)	945,000 [c]	945,000

	Total Investments (cost $41,509,706)	99.1%	45,101,996
	Cash and Receivables (Net)	.9%	424,794
	Net Assets	100.0%	45,526,790

a	Non-income producing security.
b		All or partially held by a broker as collateral for open financial futures positions.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Fianancial Futures Long
MSCI PAN EURO	23	741,777	March 2008	(88,614)
TOPIX	3	379,208	March 2008	(60,274)
				(148,888)

At January 31, 2008, the Fund held the following forward foreign currency exchange contracts:
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2008 ($)

Purchase:
Australian Dollar
Expiring 2/4/2008	72,891	65,077	65,427	350

Sale:
Australian Dollar
Expiring 2/1/2008	134,162	119,418	120,424	(1,006)
				(656)

STATEMENT OF INVESTMENTS
Dreyfus Premier Diversified International Fund
January 31, 2008 (Unaudited)

Other Investment--99.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Premier Emerging Markets
Opportunity Fund	2,665 a	45,978
Dreyfus Premier International
Equity Fund	2,354 a	92,692
Dreyfus Premier International
Small Cap Fund	3,061 a	45,913
Dreyfus Premier International
Value Fund	6,669 a	93,298
Mellon Institutional Funds -	4,036 a	93,869
Newton International Equity Fund
Strategic International Stock Fund	7,611 a	94,449

Total Investments (cost $498,462)	99.2%	466,199
Cash and Receivables (Net)	.8%	3,980
Net Assets	100.0%	470,179

a Investment in affiliated mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Emerging Asia Fund
January 31, 2008 (Unaudited)

Common Stocks--85.3%	Shares	Value ($)

China--19.9%
Beijing Capital Land, Cl. H	790,000	345,901
Bengang Steel Plates, Cl. B	600,600	545,905
China Communication Services, Cl. H	574,000 a	446,801
China Telecom, Cl. H	600,000	424,105
Hunan Non-Ferrous Metal, Cl. H	700,000	303,315
Shandong Chenming Paper Holdings, Cl. B	400,000	409,315
Shanghai Friendship Group, Cl. B	165,000	307,207
Sino-Ocean Land Holdings	337,000	327,197
		3,109,746
Hong Kong--7.1%
China Everbright	150,000 a	307,568
Dynasty Fine Wines Group	1,000,000	260,528
Global Sweeteners Holdings	1,500,000	247,648
Jutual Offshore Oil Services	1,188,000	291,434
		1,107,178
India--27.5%
Binani Cement	39,000	89,296
Century Textiles & Industries	19,918	447,828
Country Club India	13,200	250,544
Engineers India	23,824	518,461
Fedders Lloyd	73,200	190,814
Great Eastern Shipping	18,000	183,736
Gujarat Alkalies & Chemicals	132,000	559,028
Hinduja Venture (Warrants 10/24/12)	28,530 a,b	422,503
Indo Asian Fusegear	57,000 a	208,991
KS Oils	280,000	540,981
Renaissance Jewellery	75,000	214,995
Sanwaria Agro Oils	65,000	246,868
XL Telecom & Energy	50,000	399,686
		4,273,731
Indonesia--8.5%
Astra International	84,000	252,706
Bank Central Asia	676,000	264,448
Bumi Resources	376,000	267,052
Timah	172,000	548,865
		1,333,071
Malaysia--4.2%
CB Industrial Product Holding	121,800	199,191
Gamuda	157,093	250,851
Parkson Holdings	85,700	207,363
		657,405
Singapore--1.1%
See Hup Seng	633,000 a	176,007
South Korea--1.5%
Hyundai Development	3,300	237,523
Taiwan--5.4%
KGI Securities	450,000	231,955
Motech Industries	50,000	294,459
Yang Ming Marine Transport	500,000	323,757
		850,171
Thailand--1.9%
Mermaid Maritime	351,000	300,660
Vietnam--8.2%
Pha Lai Thermal PCL (Warrants 1/17/12)	227,580 a,b	794,036

Saigon Securities (Warrants 1/17/12)		55,700 a,b	489,319
			1,283,355

Total Investments (cost $15,932,986)		85.3%	13,328,847
Cash and Receivables (Net)		14.7%	2,293,527
Net Assets		100.0%	15,622,374

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these
	securities amounted to $1,705,858 or 11% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At January 31, 2008, the fund held the following forward foreign currency exchange contracts:

(Unaudited)
				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2008 ($)

Purchases:
Hong Kong dollar, expiring 2/1/2008	1,558,000	200,000	199,828	(172)
Indian Rupee, expiring 2/1/2008	15,360,000	400,000	391,039	(8,961)
Total				(9,133)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)